Income taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense (Income) [Line Items]
Statutory tax rate	26.60%	26.70%
Unrecognized deferred tax liabilities	$ 39.1	$ 76.8
Quebec [Member]
Major Components Of Tax Expense (Income) [Line Items]
Tax effect from change in tax rate	$ 0.1	$ 0.3
Top of range [member] | Quebec [Member]
Major Components Of Tax Expense (Income) [Line Items]
Tax rate effect from change in tax rate	11.60%	11.70%
Bottom of range [member] | Quebec [Member]
Major Components Of Tax Expense (Income) [Line Items]
Tax rate effect from change in tax rate	11.50%	11.50%